Net Loss Per Share Attributable to Common Stockholders (Details) - shares	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share (in shares)	207,664	1,511,174	3,100,666	2,927,813
Convertible preferred stock
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share (in shares)	0		2,010,596	2,010,596
Options and restricted stock units
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share (in shares)	0	905,302	832,407	659,554
Warrants
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share
Outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share (in shares)	207,664	605,872	257,663	257,663